Bank Premises, Furniture, Fixtures and Equipment - Bank Premises, Furniture, Fixtures and Equipment (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	$ 40,654,429	$ 39,665,523
Less accumulated depreciation	21,990,345	21,009,832
Total	18,664,084	18,655,691
Land and buildings [Member]
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	25,022,259	24,206,122
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	$ 15,632,170	$ 15,459,401